Schedule of investments
Delaware Select Growth Fund	January 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.19%♦
Communication Services — 5.85%
Alphabet Class A †	22,728	$ 2,246,436
Electronic Arts	13,954	1,795,601
Trade Desk Class A †	129,672	6,574,370
		10,616,407
Consumer Discretionary — 21.80%
Amazon.com †	39,751	4,099,521
Chewy Class A †	155,734	7,017,374
Chipotle Mexican Grill †	4,330	7,128,826
Lululemon Athletica †	16,123	4,947,826
Starbucks	26,510	2,893,301
Tesla †	10,344	1,791,788
TopBuild †	11,866	2,373,912
Ulta Beauty †	10,915	5,609,873
YETI Holdings †	82,132	3,676,228
		39,538,649
Consumer Staples — 1.70%
Celsius Holdings †	30,692	3,079,021
		3,079,021
Healthcare — 24.63%
Dexcom †	64,882	6,948,213
Figs Class A †	616,071	5,513,836
Inari Medical †	131,792	7,518,734
Inspire Medical Systems †	44,722	11,317,349
Pacira BioSciences †	93,040	3,653,681
Progyny †	282,826	9,726,386
		44,678,199
Industrials — 9.50%
Cintas	6,128	2,719,239
SiteOne Landscape Supply †	16,679	2,527,035
Trex †	29,186	1,538,686
Uber Technologies †	183,082	5,662,726
United Rentals †	10,858	4,787,835
		17,235,521
Information Technology — 35.71%
Advanced Micro Devices †	19,180	1,441,377
Arista Networks †	58,715	7,399,264
Bill.com Holdings †	31,773	3,673,594
Cloudflare Class A †	9,600	507,936
Datadog Class A †	62,596	4,682,807
NQ-316 [1/23] 03/23 (2778503)    1

Schedule of investments
Delaware Select Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Enphase Energy †	19,491	$ 4,314,918
HubSpot †	12,588	4,368,162
Intuit	4,368	1,846,222
Marvell Technology	71,604	3,089,713
Microsoft	22,633	5,608,684
NVIDIA	9,282	1,813,424
Palo Alto Networks †	21,858	3,467,553
ServiceNow †	10,668	4,855,327
Shift4 Payments Class A †	162,546	10,409,446
Snowflake Class A †	23,310	3,646,616
VeriSign †	14,473	3,155,838
Visa Class A	2,216	510,145
		64,791,026
Total Common Stocks (cost $196,981,089)		179,938,823
Total Value of Securities—99.19% (cost $196,981,089)		179,938,823

Receivables and Other Assets Net of Liabilities—0.81%		1,475,566
Net Assets Applicable to 9,285,534 Shares Outstanding—100.00%		$181,414,389
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-316 [1/23] 03/23 (2778503)